Provisions - Changes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 198,583	$ 163,783
Changes for the year	154,305	137,348
Provisions reversed with a credit to income	(7,381)	(18,857)
Amounts used	(128,200)	(38,903)
Provision against equity	(9,394)	(7,928)
Transfers from/(to) other accounts	(2,176)	(28,426)
Exchange differences and others	(12,560)	(8,434)
Balance at end of period	193,177	198,583
Provisions For Pensions [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	41,418	56,586
Changes for the year	1,405	5,990
Provisions reversed with a credit to income	(3,417)	(1,419)
Amounts used	(1,181)	(9,911)
Provision against equity	(9,394)	(6,847)
Exchange differences and others	(3,105)	(2,981)
Balance at end of period	25,726	41,418
Environment provision [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	3,695	4,166
Changes for the year	13	28
Provisions reversed with a credit to income		(189)
Amounts used	(345)	(1)
Transfers from/(to) other accounts	(1,510)	(33)
Exchange differences and others	(289)	(276)
Balance at end of period	1,564	3,695
Provisions for litigation [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	1,952	1,355
Changes for the year	22,134	934
Provisions reversed with a credit to income	(48)
Amounts used	(798)	(233)
Exchange differences and others	(98)	(104)
Balance at end of period	23,142	1,952
Provisions for third-party liability
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	8,905	10,759
Changes for the year	454	588
Amounts used	(2,863)	(535)
Provision against equity		(1,081)
Exchange differences and others	(536)	(826)
Balance at end of period	5,960	8,905
Provisions for C02 emissions allowances [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	110,246	40,161
Changes for the year	114,185	97,982
Provisions reversed with a credit to income	(2,435)	(7,830)
Amounts used	(112,485)	(18,420)
Exchange differences and others	(6,755)	(1,647)
Balance at end of period	102,756	110,246
Provision for restructuring cost
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	22,350	2
Changes for the year	9,092	31,838
Provisions reversed with a credit to income	(591)
Amounts used	(8,012)	(9,534)
Transfers from/(to) other accounts		44
Exchange differences and others	(1,300)
Balance at end of period	21,539	22,350
Provision for restructuring cost | Spain
Reconciliation of changes in other provisions [abstract]
Provisions reversed with a credit to income	(591)
Other provisions [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	10,017	50,754
Changes for the year	7,022	(12)
Provisions reversed with a credit to income	(890)	(9,419)
Amounts used	(2,516)	(269)
Transfers from/(to) other accounts	(666)	(28,437)
Exchange differences and others	(477)	(2,600)
Balance at end of period	$ 12,490	$ 10,017